PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net
Cost	$ 9,114,770	$ 8,688,941
Less: accumulated depreciation and amortization	(3,390,861)	(2,904,598)
Property and equipment, net	5,723,909	5,784,343
Buildings [Member]
Property and Equipment, Net
Cost	6,288,083	6,244,348
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	1,071,341	1,007,626
Leasehold improvements [Member]
Property and Equipment, Net
Cost	1,049,332	953,535
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	265,856	227,263
Transportation [Member]
Property and Equipment, Net
Cost	218,952	101,915
Construction in progress [Member]
Property and Equipment, Net
Cost	143,330	69,186
Freehold land [Member]
Property and Equipment, Net
Cost	$ 77,876	$ 85,068